Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable Net Noncurrent [Abstract]
Prepayments and accrued income	$ 22	$ 31
Recoverable tax, rebates, levies and duties	14	82
Reclamation sites trust fund	29	35
Unamortized issue costs of long-term debt, bonds and revolving credit facility	26	32
Other debtors	1	3
Other Assets, Miscellaneous, Noncurrent	101	192
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(3)	0
Available For Sale Securities Noncurrent Abstract
Cost	51	35
Gross unrealized gains	34	89
Gross unrealized losses	(3)	0
Fair value (net carrying value)	82	124
Number Of Investments	Five
Cost Method Investments [Abstract]
Cost Method Investments	9	9
Equity Method Investment, Summarized Financial Information [Abstract]
Non-current assets	1,337	1,205
Current assets	675	550
Equity Method Investment, Summarized Financial Information, Assets	2,012	1,755
Long-term liabilities	(64)	(126)
Loans from shareholders	(53)	(4)
Current liabilities	(473)	(260)
Net assets	1,422	1,365
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Sales and other income	966	823	880
Costs and expenses	(679)	(528)	(508)
Taxation	(120)	(126)	(120)
Net income/(loss)	167	169	252
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Three to seven years	8
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	8	13
Less than one year	85
Restricted cash	23	33
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Held To Maturity Securities Fair Value	11	14
Held-to-maturity Securities, Unrecognized Holding Gain	3	1
Held-to-maturity Securities, Restricted [Abstract]
Held To Maturity Assets, Noncurrent	2	2
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Other loans and assets	9	9
Loans due by equity accounted joint ventures and associates	29	8
Loans and receivables measured at amortized cost	6	6
Post-retirement assets measured according to the employee benefits accounting policy	3	3
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	82	124
Investment in marketable debt securities - held to maturity	8	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	85	89
Restricted cash	23	33
Other non-current assets	101	192
Other long-term assets	1,001	1,073
Restricted Cash and Investments, Noncurrent [Abstract]
Non current cash restricted for use	23	33
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	691	611
Impairment loss on Equity investment	10	24	9
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	21	2	12
Release on disposal of available-for-sale financial assets during the period, net of tax	1	(51)	0
B2 Gold Corporation [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Release on disposal of available-for-sale financial assets during the period, net of tax	0	(47)	0
Release on disposal of available-for-sale financial assets during the period, tax		0
Red5 [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Release on disposal of available-for-sale financial assets during the period, net of tax	0	(4)	0
Release on disposal of available-for-sale financial assets during the period, tax		2
Environmental Rehabilitation Trust Fund [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Release on disposal of available-for-sale financial assets during the period, net of tax	1	0	0
Release on disposal of available-for-sale financial assets during the period, tax	0
South Africa [Member] | First Uranium Corporation [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	19	0	0
South Africa [Member] | Village Main Reef Limited [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	2	0	0
Colombia [Member] | B2 Gold Corporation [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	0	0	12
Americas [Member] | Corvus Gold Incoporated [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	0	2	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	5	7
Investments In Unlisted Associates [Member] | Oro Group Pty Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	25.00%	25.00%
Investments In Unlisted Associates [Member] | Margaret Water Company [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	33.33%	33.33%
Impairment loss on Equity investment	1	1	0
Investments In Unlisted Associates [Member] | Orpheo Pty Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	0.00%	50.00%
Impairment loss on Equity investment	2	0	0
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	15	3
Investments In Listed Associates [Member] | Mariana Resources Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	19.86%	0.00%
Equity Method Investment Quoted Market Value	7	0	0
Impairment loss on Equity investment	1	0	0
Purchase price paid	8
Investments In Listed Associates [Member] | Trans Siberian Gold Plc [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	30.90%	30.70%
Equity Method Investment Quoted Market Value	35	33	12
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	671	601
Corporate Joint Venture [Member] | Sadiola [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	41.00%	41.00%
Corporate Joint Venture [Member] | Morila [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	40.00%	40.00%
Corporate Joint Venture [Member] | Yatela [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	40.00%	40.00%
Impairment loss on Equity investment	6	0	0
Corporate Joint Venture [Member] | Thani Ashanti Alliance Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	50.00%	50.00%
Corporate Joint Venture [Member] | AGA Polymetal Strategic Alliance [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	50.00%	50.00%
Impairment loss on Equity investment	0	23	9
Corporate Joint Venture [Member] | Kibali Goldmines Spri [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	45.00%	45.00%
Corporate Joint Venture [Member] | Auru Mar Pty Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	50.00%	50.00%
Corporate Joint Venture [Member] | Amikan [Member]
Schedule Of Equity Method Investments [Line Items]
Impairment loss on Equity investment			$ 9